Earnings Per Ordinary Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings (loss) per ordinary share:
Net income (loss) attributable to Ordinary Shares	$ (10,113,000)	$ 3,337,000	$ 7,000
Weighted average number of Ordinary Shares outstanding used in basic earnings per Ordinary Share calculation	33,352,000	30,464,000	30,040,000
Add assumed exercise of outstanding dilutive potential Ordinary Shares		81,000	54,000
Weighted average number of Ordinary Shares outstanding used in diluted earnings per Ordinary Share calculation	33,352,000	30,545,000	30,094,000
Basic income (loss) per Ordinary Share	$ (.30)	$ 0.11	$ 0.00
Diluted income (loss) per Ordinary Share	$ (.30)	$ 0.11	$ 0.00
Number of options excluded from the diluted earnings per share calculation due to their anti-dilutive effect	1,151,000	391,000	526,000